Pay vs Performance Disclosure - USD ($)	12 Months Ended			20 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Year	Summary Compensation Table Total for PEO (1)($)	Compensation Actually Paid to PEO (2)($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income (Loss) ($)
2024	2,069,341	1,651,223	1,109,637	948,263	10.52	(76,422,196)
2023	2,626,288	35,742	1,167,408	477,452	13.45	(143,098,583)
2022	6,910,015	1,559,966	2,894,241	1,672,583	52.88	(165,291,065)
(1)
For 2024, our PEO was Mr. Paulson who was appointed as our President and Chief Executive Officer effective May 2, 2021 and our Other NEOs were Ms. Cheng and Dr. Rangwala. For 2023, our PEO was Mr. Paulson and our Other NEOs were Michael Mason, our former Chief Financial Officer, Ms. Cheng, Mr. Poulton, our current Chief Development Officer and Dr. Rangwala. For 2022, our PEO was Mr. Paulson and our Other NEOs were Mr. Mason, Ms. Cheng, Mr. Mano, our current General Counsel, Mr. Poulton, Mr. Frenkel, our former Chief Development Officer, and Dr. Shacham, our former President and Chief Scientific Officer.
(2)
The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during 2024, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. No awards vested in the year they were granted.

	2024
Adjustments	PEO	Other NEOs
Total Compensation from SCT	2,069,341	1,109,637
Adjustments for stock and option awards:
(Subtract): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year	(854,604)	(315,794)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	483,685	172,712
Add (Subtract): Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(155,626)	(49,328)
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	108,427	31,036
CAP Amounts (as calculated)	1,651,223	948,263

* Amounts presented are averages for Ms. Cheng and Dr. Rangwala in 2024.

Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts for all NEOs.

Named Executive Officers, Footnote	For 2024, our PEO was Mr. Paulson who was appointed as our President and Chief Executive Officer effective May 2, 2021 and our Other NEOs were Ms. Cheng and Dr. Rangwala. For 2023, our PEO was Mr. Paulson and our Other NEOs were Michael Mason, our former Chief Financial Officer, Ms. Cheng, Mr. Poulton, our current Chief Development Officer and Dr. Rangwala. For 2022, our PEO was Mr. Paulson and our Other NEOs were Mr. Mason, Ms. Cheng, Mr. Mano, our current General Counsel, Mr. Poulton, Mr. Frenkel, our former Chief Development Officer, and Dr. Shacham, our former President and Chief Scientific Officer.
PEO Total Compensation Amount	$ 2,069,341	$ 2,626,288	$ 6,910,015
PEO Actually Paid Compensation Amount	$ 1,651,223	35,742	1,559,966
Adjustment To PEO Compensation, Footnote
(2)
The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during 2024, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. No awards vested in the year they were granted.

	2024
Adjustments	PEO	Other NEOs
Total Compensation from SCT	2,069,341	1,109,637
Adjustments for stock and option awards:
(Subtract): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year	(854,604)	(315,794)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	483,685	172,712
Add (Subtract): Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(155,626)	(49,328)
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	108,427	31,036
CAP Amounts (as calculated)	1,651,223	948,263

* Amounts presented are averages for Ms. Cheng and Dr. Rangwala in 2024.

Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts for all NEOs.

Non-PEO NEO Average Total Compensation Amount	$ 1,109,637	1,167,408	2,894,241
Non-PEO NEO Average Compensation Actually Paid Amount	$ 948,263	477,452	1,672,583
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 10.52	13.45	52.88
Net Income (Loss)	$ (76,422,196)	$ (143,098,583)	$ (165,291,065)
PEO Name	Mr. Paulson	Mr. Paulson		Mr. Paulson
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (854,604)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	483,685
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(155,626)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,427
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(315,794)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	172,712
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,328)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 31,036